INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Schedule of Reconciliation of Summarized Financial Information to Carrying Amount of Interests (Details) - Gogoro Network Pte. Ltd. - USD ($)
$ in Thousands
	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Disclosure of Associates [Line Items]
Carrying amount		$ 16,379	$ 16,117
Zypp
Disclosure of Associates [Line Items]
Net assets		$ 12,679	$ 17,114
The Company’s share in %	13.44%	12.39%	12.73%
The Company’s share of net assets		$ 1,572	$ 2,183
Trade name		5,196	5,196
Goodwill		8,738	8,738
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions		0	0
Impairment (Note a)		0	0
Carrying amount		15,506	16,117
GPH
Disclosure of Associates [Line Items]
Net assets		$ 3,078	$ 4,057
The Company’s share in %		30.00%	30.00%
The Company’s share of net assets		$ 923	$ 1,217
Trade name		0	0
Goodwill		0	0
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions		447	153
Impairment (Note a)		(1,370)	(1,370)
Carrying amount		0	$ 0
CGM
Disclosure of Associates [Line Items]
Net assets		$ 1,747
The Company’s share in %		50.00%	0.00%
The Company’s share of net assets		$ 873
Trade name		0
Goodwill		0
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions		0
Impairment (Note a)		0
Carrying amount		$ 873	$ 0	$ 1,000